Offerings	Apr. 27, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	14,553,847
Proposed Maximum Offering Price per Unit	26.00
Maximum Aggregate Offering Price	$ 378,400,022.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 52,257.04
Offering Note	Includes the aggregate offering price of additional shares that the underwriters have the option to purchase.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	3,846,153
Proposed Maximum Offering Price per Unit	26.00
Maximum Aggregate Offering Price	$ 99,999,978.00
Amount of Registration Fee	$ 13,810.00
Offering Note	This Maximum Aggregate Offering Price was originally registered under 457(o) and is now converted to 457(a).